Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Funds
Entity Central Index Key	0000916620
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000003389 [Member]
Shareholder Report [Line Items]
Fund Name	LARGE CAP CORE FUND
Class Name	LARGE CAP CORE FUND
Trading Symbol	NOLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Core Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LARGE CAP CORE FUND (SHARES/NOLCX)	$47	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 47	[1]
Expense Ratio, Percent	0.45%	[1]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened.
  The S&P 500® Index, the Fund’s benchmark (the “Index”) returned 8.25% for the fiscal period.  Although the Index saw strong gains throughout 2024, it pulled back in the most recent quarter, largely due to heightened political uncertainty. Volatility increased in early 2025, and credit spreads widened as investor concerns grew regarding consumer strength and the overall economic outlook.  Among the sectors, utilities and financials outperformed during the fiscal year, while materials, health care and energy lagged. The Fund returned 8.21% for the reporting period, underperforming the Index, which returned 8.25%. The Fund targets undervalued stocks with high quality fundamentals and a positive market sentiment.
    Performance contributors:
      The Fund’s focus on high quality stocks contributed to returns, as higher quality stocks outperformed those with average or lower quality fundamentals
      Stock selection was most effective in consumer staples and information technology sectors
    Performance detractors:
      While value stocks experienced a reversal recently, over the past twelve months, they underperformed their more expensive counterparts
      A tilt towards higher momentum names modestly weighed on results
      Sector stock selection gains were offset by weaker results in energy and materials

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP CORE FUND (SHARES/NOLCX)	8.21%	19.26%	11.43%
S&P 500® INDEX	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 281,331,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,001,000
Investment Company Portfolio Turnover	35.20%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$281,331
Total number of portfolio holdings	170
Total net advisory fees paid (in thousands)	$1,001
Portfolio turnover rate as of the end of the reporting period	35.20%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	29.8%
Financials	14.6%
Health Care	11.7%
Consumer Discretionary	9.9%
Communication Services	9.4%
Industrials	8.1%
Consumer Staples	6.1%
All other industries less than 5%	10.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000219383 [Member]
Shareholder Report [Line Items]
Fund Name	SMALL CAP CORE FUND
Class Name	CLASS I
Trading Symbol	NSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
SMALL CAP CORE FUND (CLASS I/NSGRX)	$56	0.57%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 56	[2]
Expense Ratio, Percent	0.57%	[2]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Small cap stocks underperformed larger cap stocks during the period, as shown by the S&P 500 return of 8.25%, which outpaced both the Russell 2000® and Russell 2000® Value indices.
  The Russell 2000® Index, the Fund’s benchmark (the “Index”) finished the fiscal period lower by -4.01%.  The Index lost gains from earlier in the period following significant uncertainty surrounding political policy. Utilities and consumer staples were among the best performing sectors in the Index, while energy and consumer discretionary sectors lagged.
  The Fund’s Class I shares’ return of -4.12% underperformed the Index.
    Performance contributors:
      Higher quality stocks outperformed the Index, adding to relative returns, as the Fund was overweight this group
      While the smallest capitalization stocks (those with market cap less than $350 million) underperformed in the Index, strong stock selection in the Fund among these stocks resulted in modest net positive contributions
      Stronger stock picking results in health care and consumer discretionary sectors
    Performance detractors:
      Weaker results in consumer staples and communication services sectors
      Overall impact from our proprietary quality model detracted from relative returns
      Lower quality stocks significantly outperformed, detracting from relative performance as the Fund was typically underweight

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class I commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS I/NSGRX)	-4.12%	14.20%	6.59%
RUSSELL 3000®INDEX[1]	7.22%	18.18%	11.80%
RUSSELL 2000® INDEX	-4.01%	13.27%	6.30%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.

Performance Inception Date	Jul. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 353,784,000
Holdings Count | Holding	1,548
Advisory Fees Paid, Amount	$ 1,620,000
Investment Company Portfolio Turnover	17.68%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$353,784
Total number of portfolio holdings	1,548
Total net advisory fees paid (in thousands)	$1,620
Portfolio turnover rate as of the end of the reporting period	17.68%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	19.1%
Industrials	17.8%
Health Care	16.1%
Information Technology	11.3%
Consumer Discretionary	8.9%
Real Estate	5.6%
All other industries less than 5%	21.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee were reduced to 0.40% and 0.38%, respectively.

Material Fund Change Expenses [Text Block]
The Board of Trustees of Northern Funds approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee were reduced to 0.40% and 0.38%, respectively.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000219382 [Member]
Shareholder Report [Line Items]
Fund Name	SMALL CAP CORE FUND
Class Name	CLASS K
Trading Symbol	NSCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
SMALL CAP CORE FUND (CLASS K/NSCKX)	$46	0.47%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46	[3]
Expense Ratio, Percent	0.47%	[3]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Small cap stocks underperformed larger cap stocks during the period, as shown by the S&P 500 return of 8.25%, which outpaced both the Russell 2000® and Russell 2000® Value indices.
  The Russell 2000® Index, the Fund’s benchmark (the “Index”) finished the fiscal period lower by -4.01%.  The Index gave up gains from earlier in the period following significant uncertainty surrounding political policy. Utilities and consumer staples were among the best performing sectors in the index, while energy and consumer discretionary sectors lagged.
  The Fund’s Class K shares’ return of -4.00% outperformed the Index.
    Performance contributors:
      Higher quality stocks outperformed the Index, adding to relative returns, as the Fund was overweight this group
      While the smallest capitalization stocks (those with market cap less than $350 million) underperformed in the Index, strong stock selection in the Fund among these stocks resulted in modest net positive contributions
      Stronger stock picking results in health care and consumer discretionary sectors
    Performance detractors:
      Weaker results in consumer staples and communication services sectors
      Overall impact from our proprietary quality model detracted from relative returns
      Lower quality stocks significantly outperformed, detracting from relative performance as the Fund was typically underweight

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS K/NSCKX)	-4.00%	14.31%	6.65%
RUSSELL 3000®INDEX[1]	7.22%	18.18%	11.80%
RUSSELL 2000® INDEX	-4.01%	13.27%	6.30%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.

Performance Inception Date	Jul. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 353,784,000
Holdings Count | Holding	1,548
Advisory Fees Paid, Amount	$ 1,620,000
Investment Company Portfolio Turnover	17.68%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$353,784
Total number of portfolio holdings	1,548
Total net advisory fees paid (in thousands)	$1,620
Portfolio turnover rate as of the end of the reporting period	17.68%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	19.1%
Industrials	17.8%
Health Care	16.1%
Information Technology	11.3%
Consumer Discretionary	8.9%
Real Estate	5.6%
All other industries less than 5%	21.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee were reduced to 0.40% and 0.38%, respectively.

Material Fund Change Expenses [Text Block]
The Board of Trustees of Northern Funds approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee were reduced to 0.40% and 0.38%, respectively.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003391 [Member]
Shareholder Report [Line Items]
Fund Name	SMALL CAP INDEX FUND
Class Name	SMALL CAP INDEX FUND
Trading Symbol	NSIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
SMALL CAP INDEX FUND (SHARES/NSIDX)	$10	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 10	[4]
Expense Ratio, Percent	0.10%	[4]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. Although the U.S. market saw strong gains throughout 2024, it pulled back in the first quarter of 2025, largely due to heightened political uncertainty.  Volatility increased in early 2025, and credit spreads widened as investor concerns grew regarding consumer strength and the overall economic outlook. Small-cap equities in the U.S. underperformed both large-cap equities as gauged by the 8.25% return of the S&P 500® Index, and mid-cap equities as gauged by the -2.70% return of the S&P Midcap 400® Index.
  The Northern Small Cap Index Fund returned -4.06% during the 12-month reporting period ended March 31, 2025, underperforming the -4.01% return of its benchmark, the Russell 2000® Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000[1]
1Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP INDEX FUND (SHARES/NSIDX)	-4.06%	13.14%	6.15%
RUSSELL 3000®INDEX[2]	7.22%	18.18%	11.80%
RUSSELL 2000® INDEX	-4.01%	13.27%	6.30%
2Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,126,830,000
Holdings Count | Holding	1,967
Advisory Fees Paid, Amount	$ 342,000
Investment Company Portfolio Turnover	20.51%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,126,830
Total number of portfolio holdings	1,967
Total net advisory fees paid (in thousands)	$342
Portfolio turnover rate as of the end of the reporting period	20.51%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	19.5%
Industrials	17.3%
Health Care	16.4%
Information Technology	11.9%
Consumer Discretionary	8.7%
Real Estate	6.4%
Energy	5.0%
All other industries less than 5%	14.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003392 [Member]
Shareholder Report [Line Items]
Fund Name	SMALL CAP VALUE FUND
Class Name	SMALL CAP VALUE FUND
Trading Symbol	NOSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Value Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
SMALL CAP VALUE FUND (SHARES/NOSGX)	$88	0.90%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 88	[5]
Expense Ratio, Percent	0.90%	[5]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Small cap stocks underperformed larger cap stocks during the period, as shown by the S&P 500 return of 8.25%, which outpaced both the Russell 2000® and Russell 2000® Value indices.
  The Russell 2000® Value Index (the “Index”) finished the fiscal period lower by -3.12%.  The Index lost gains from earlier in the period following significant uncertainty surrounding political policy. Utilities and financials were among the best performing sectors in the Index, while energy and health care sectors lagged. The Fund’s return of -3.98% underperformed the Index.
    Performance contributors:
      The Fund was positively impacted by and overweight to companies that have higher profit margins and return on equity, those companies outperformed companies with lower profitability
    Performance detractors:
      Positive stock selection in health care and financials sectors was outweighed by weaker results in the materials and consumer discretionary sectors
      Overweight to higher momentum stocks

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP VALUE FUND (SHARES/NOSGX)	-3.98%	14.06%	5.42%
RUSSELL 3000®INDEX[1]	7.22%	18.18%	11.80%
RUSSELL 2000® VALUE INDEX	-3.12%	15.31%	6.07%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Value Index to the Russell 3000® Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Value Index to the Russell 3000® Index in connection with new regulatory requirements.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 782,738,000
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 6,927,000
Investment Company Portfolio Turnover	26.80%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$782,738
Total number of portfolio holdings	447
Total net advisory fees paid (in thousands)	$6,927
Portfolio turnover rate as of the end of the reporting period	26.80%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	30.4%
Industrials	13.0%
Real Estate	9.9%
Health Care	9.6%
Consumer Discretionary	8.6%
Energy	6.5%
Information Technology	6.4%
All other industries less than 5%	15.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation amount and management fee were reduced to 0.50% and 0.45%, respectively.

Material Fund Change Expenses [Text Block]
The Board of Trustees of Northern Funds approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation amount and management fee were reduced to 0.50% and 0.45%, respectively.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003393 [Member]
Shareholder Report [Line Items]
Fund Name	STOCK INDEX FUND
Class Name	STOCK INDEX FUND
Trading Symbol	NOSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stock Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
STOCK INDEX FUND (SHARES/NOSIX)	$5	0.05%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 5	[6]
Expense Ratio, Percent	0.05%	[6]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  Global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. Although the U.S. market saw strong gains throughout 2024, it pulled back in the first quarter of 2025, largely due to heightened political uncertainty.  Volatility increased in early 2025, and credit spreads widened as investor concerns grew regarding consumer strength and the overall economic outlook. In the U.S. market, large-cap stocks as measured by the Index notably outperformed mid-cap stocks, as gauged by the -2.70% return of the S&P Midcap 400® Index, and outperformed small caps, as gauged by the -4.01% return of the Russell 2000® Index.
  The Fund returned 8.16% during the 12-month reporting period ended March 31, 2025, underperforming the 8.25% return of its benchmark, the S&P 500® Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000[1]
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
STOCK INDEX FUND (SHARES/NOSIX)	8.16%	18.49%	12.40%
S&P 500® INDEX	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 14,536,266,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	3.43%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$14,536,266
Total number of portfolio holdings	506
Total net advisory fees paid (in thousands)	$—
Portfolio turnover rate as of the end of the reporting period	3.43%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	29.4%
Financials	14.5%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.2%
Industrials	8.3%
Consumer Staples	6.0%
All other industries less than 5%	11.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003395 [Member]
Shareholder Report [Line Items]
Fund Name	ARIZONA TAX-EXEMPT FUND
Class Name	ARIZONA TAX-EXEMPT FUND
Trading Symbol	NOAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Arizona Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	$47	0.47%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 47	[7]
Expense Ratio, Percent	0.47%	[7]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 1.19%, underperforming its style-specific benchmark, the Bloomberg Arizona Municipal Bond Index, which returned 1.62%. The Fund seeks to provide high current income exempt from regular federal income tax and Arizona state personal income tax by investing in municipal instruments. The Fund began the reporting period with short duration and underweight BBB bonds as compared to its benchmark.
    Performance contributors:
      Duration
    Performance detractors:
      Security selection
      Credit allocation

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	1.19%	0.24%	1.59%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[1]	1.22%	1.07%	2.13%
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX	1.62%	1.04%	1.98%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Arizona Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Arizona Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 52,040,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 117,000
Investment Company Portfolio Turnover	38.27%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$52,040
Total number of portfolio holdings	62
Total net advisory fees paid (in thousands)	$117
Portfolio turnover rate as of the end of the reporting period	38.27%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	68.9%
General Obligation Unlimited Bonds	24.8%
All other issuers less than 5%	6.3%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003396 [Member]
Shareholder Report [Line Items]
Fund Name	CALIFORNIA INTERMEDIATETAX-EXEMPT FUND
Class Name	CALIFORNIA INTERMEDIATETAX-EXEMPT FUND
Trading Symbol	NCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the California Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	$45	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 45	[8]
Expense Ratio, Percent	0.45%	[8]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 1.98%, outperforming its style-specific benchmark, the Bloomberg California Intermediate Municipal Bond Index, which returned 1.17%. The Fund is actively managed and seeks to provide high current income exempt from regular federal income tax and California state personal income tax by investing in municipal instruments. The Fund began the reporting period with short duration as compared to its benchmark.
    Performance contributors:
      Duration
      Security selection
    Performance detractors:
      Credit allocation
      Negative convexity from lower coupon structures

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	1.98%	0.54%	1.53%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[1]	1.22%	1.07%	2.13%
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX	1.17%	0.92%	1.78%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Intermediate Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Intermediate Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 221,469,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 867,000
Investment Company Portfolio Turnover	37.65%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$221,469
Total number of portfolio holdings	121
Total net advisory fees paid (in thousands)	$867
Portfolio turnover rate as of the end of the reporting period	37.65%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	58.8%
General Obligation Unlimited Bonds	31.8%
All other issuers less than 5%	9.4%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003397 [Member]
Shareholder Report [Line Items]
Fund Name	CALIFORNIA TAX-EXEMPT FUND
Class Name	CALIFORNIA TAX-EXEMPT FUND
Trading Symbol	NCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the California Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	$46	0.46%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46	[9]
Expense Ratio, Percent	0.46%	[9]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 1.53%, outperforming its style-specific benchmark, the Bloomberg California Municipal Bond Index, which returned 0.96%. The Fund is actively managed and seeks to provide high current income exempt from regular federal income tax and California state personal income tax. The Fund began the reporting period with short duration as compared to its benchmark.
    Performance contributors:
      Security selection
      Duration
    Performance detractors:
      Credit allocation

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000[1]
1Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	1.53%	0.48%	1.83%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[2]	1.22%	1.07%	2.13%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX	0.96%	0.96%	2.07%
2Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 143,387,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 485,000
Investment Company Portfolio Turnover	38.88%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$143,387
Total number of portfolio holdings	125
Total net advisory fees paid (in thousands)	$485
Portfolio turnover rate as of the end of the reporting period	38.88%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	59.5%
General Obligation Unlimited Bonds	30.1%
All other issuers less than 5%	10.4%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003398 [Member]
Shareholder Report [Line Items]
Fund Name	FIXED INCOME FUND
Class Name	FIXED INCOME FUND
Trading Symbol	NOFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
FIXED INCOME FUND (SHARES/NOFIX)	$46	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46	[10]
Expense Ratio, Percent	0.45%	[10]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  The Fund returned 5.14% over the fiscal year, outperforming the 4.88% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. Over the course of the year, the Fund increased its exposure to the securitized sector, and maintained exposure to investment grade corporate credit.
    Performance contributors:
      Modestly overweight duration from November 2024 through the end of the reporting period
      Security selection within, and sector allocation to, investment grade credit and securitized bonds
    Performance detractors:
      Curve exposure

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
FIXED INCOME FUND (SHARES/NOFIX)	5.14%	0.73%	1.61%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 328,357,000
Holdings Count | Holding	389
Advisory Fees Paid, Amount	$ 1,248,000
Investment Company Portfolio Turnover	119.29%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$328,357
Total number of portfolio holdings	389
Total net advisory fees paid (in thousands)	$1,248
Portfolio turnover rate as of the end of the reporting period	119.29%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Agencies	26.0%
Corporate Bonds	22.5%
Asset-Backed Securities	10.5%
U.S. Government Obligations	8.0%
Foreign Issuer Bonds	5.8%
Futures Contracts	11.1%
Futures Contracts Sold Short	11.8%
Other less than 5%	4.3%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions.
Material Fund Change Risks Change [Text Block]	The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003402 [Member]
Shareholder Report [Line Items]
Fund Name	HIGH YIELD FIXED INCOME FUND
Class Name	HIGH YIELD FIXED INCOME FUND
Trading Symbol	NHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	$62	0.60%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 62	[11]
Expense Ratio, Percent	0.60%	[11]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened.  High yield spreads ended the 12-month reporting period ended March 31, 2025 wider than where they began. In aggregate, high yield tightened 0.48% to end the period at 3.47%, as represented by the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. Given the risk-on nature of the reporting period, the lower quality portions of the market generally outperformed the higher quality portions. Over the reporting period, the high yield market had $32 billion in inflows.
  The Fund returned 7.21% for the fiscal year, underperforming its style-specific benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, which returned 7.69%.
    Performance contributors:
      Overweight to B rated securities, along with a modest overweight to CCC rated securities
      Overweight positions in financials including banking and brokerage, as well as airlines
      Underweights to building materials and lodging
    Performance detractors:
      Security selection in packaging and communications
      Underweight to BBB bonds
      Underweight to wireless

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	7.21%	7.87%	4.49%
BLOOMBERG UNIVERSAL INDEX[1]	5.24%	0.32%	1.83%
BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX	7.69%	7.28%	5.01%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg Universal Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg Universal Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 2,633,055,000
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 14,702,000
Investment Company Portfolio Turnover	45.13%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$2,633,055
Total number of portfolio holdings	508
Total net advisory fees paid (in thousands)	$14,702
Portfolio turnover rate as of the end of the reporting period	45.13%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	71.8%
Foreign Issuer Bonds	13.0%
Futures Contracts	13.8%
Other less than 5%	1.4%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures.
Material Fund Change Risks Change [Text Block]	The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003404 [Member]
Shareholder Report [Line Items]
Fund Name	INTERMEDIATE TAX-EXEMPT FUND
Class Name	INTERMEDIATE TAX-EXEMPT FUND
Trading Symbol	NOITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	$45	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 45	[12]
Expense Ratio, Percent	0.45%	[12]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 2.14%, outperforming the 1.57% return for its style-specific benchmark, the Bloomberg Municipal 1-15 Year Blend Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Duration positioning and security selection
      Overweight to A-rated bonds
    Performance detractors:
      Curve positioning
      Underweight to BBB bonds

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	2.14%	0.72%	1.65%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[1]	1.22%	1.07%	2.13%
BLOOMBERG MUNICIPAL 1-15 YEAR INDEX	1.57%	1.26%	1.99%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Municipal 1-15 Year Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Municipal 1-15 Year Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,056,990,000
Holdings Count | Holding	343
Advisory Fees Paid, Amount	$ 4,465,000
Investment Company Portfolio Turnover	37.09%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,056,990
Total number of portfolio holdings	343
Total net advisory fees paid (in thousands)	$4,465
Portfolio turnover rate as of the end of the reporting period	37.09%

Holdings [Text Block]	STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	14.2%
Florida	7.9%
Texas	6.2%
California	5.7%
Illinois	5.6%
Colorado	5.1%
All other states less than 5%	55.3%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003405 [Member]
Shareholder Report [Line Items]
Fund Name	LIMITED TERM U.S. GOVERNMENT FUND
Class Name	LIMITED TERM U.S. GOVERNMENT FUND
Trading Symbol	NSIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Limited Term U.S. Government Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	$45	0.44%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 45	[13]
Expense Ratio, Percent	0.44%	[13]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  Short U.S. Treasury yields plunged to end the reporting period, and the curve twisted around the 10-year maturity. The spread between 2-year and 30-year yields ended the fiscal year at +0.69%. Generic 2-year yields fell 0.74% to 3.89%, while 5-year yields fell 0.26% to 3.95%. Generic 10-year yields were unchanged at 4.20%, and 30-year bond yields rose 0.23% to 4.57%.
  The Fund returned 5.21% for the fiscal year, underperforming its style-specific benchmark, the Bloomberg 1-5 Year U.S. Government Index, which returned 5.47%.
    Performance contributors:
      Allocation to U.S. MBS
      Tactical positioning in yield curve
      Duration
    Performance detractors:
      Allocation to U.S. Treasury inflation-protected securities
      Underweight to U.S. Agency securities
      Pricing methodology differences between the Fund and the style-specific benchmark

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	5.21%	0.36%	1.05%
BLOOMBERG U.S. AGGREGATE BOND INDEX[1]	4.88%	-0.40%	1.46%
BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX	5.47%	0.67%	1.45%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year U.S. Government Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year U.S. Government Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 23,491,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 22,000
Investment Company Portfolio Turnover	55.53%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$23,491
Total number of portfolio holdings	60
Total net advisory fees paid (in thousands)	$22
Portfolio turnover rate as of the end of the reporting period	55.53%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	93.5%
Other less than 5%	7.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures.
Material Fund Change Risks Change [Text Block]	The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003406 [Member]
Shareholder Report [Line Items]
Fund Name	TAX-EXEMPT FUND
Class Name	TAX-EXEMPT FUND
Trading Symbol	NOTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TAX-EXEMPT FUND (SHARES/NOTEX)	$45	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 45	[14]
Expense Ratio, Percent	0.45%	[14]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 1.71%, outperforming the 1.22% return for its benchmark, the Bloomberg U.S. Municipal Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Duration positioning
      Security selection
      Overweight to A-rated bonds
    Performance detractors:
      Sector allocation
      Security selection
      Underweight to BBB bonds

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
TAX-EXEMPT FUND (SHARES/NOTEX)	1.71%	0.35%	1.74%
BLOOMBERG U.S. MUNICIPAL INDEX	1.22%	1.07%	2.13%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 770,691,000
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 2,924,000
Investment Company Portfolio Turnover	39.45%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$770,691
Total number of portfolio holdings	322
Total net advisory fees paid (in thousands)	$2,924
Portfolio turnover rate as of the end of the reporting period	39.45%

Holdings [Text Block]	STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	13.5%
Florida	8.5%
California	7.4%
Colorado	7.0%
Texas	6.6%
Illinois	6.6%
All other states less than 5%	50.4%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003407 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT FUND
Class Name	U.S. GOVERNMENT FUND
Trading Symbol	NOUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT FUND (SHARES/NOUGX)	$46	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46	[15]
Expense Ratio, Percent	0.45%	[15]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  Short U.S. Treasury yields plunged to end the reporting period, and the curve twisted around the 10-year maturity. The spread between 2-year and 30-year yields ended the fiscal year at +0.69%. Generic 2-year yields fell 0.74% to 3.89%, while 5-year yields fell 0.26% to 3.95%. Generic 10-year yields were unchanged at 4.20%, and 30-year bond yields rose 0.23% to 4.57%.
  The Fund returned 4.26% for the fiscal year, underperforming its style-specific benchmark, the Bloomberg Intermediate U.S. Government Bond Index, which returned 5.35%.
    Performance contributors:
      Allocation to U.S. MBS
      Tactical positioning in yield curve
      Duration
    Performance detractors:
      Allocation to U.S. Treasury inflation-protected securities
      Underweight to U.S. Agency securities
      Pricing methodology differences between the Fund and the style-specific benchmark

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT FUND (SHARES/NOUGX)	4.26%	-0.43%	0.95%
BLOOMBERG U.S. AGGREGATE BOND INDEX[1]	4.88%	-0.40%	1.46%
BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX	5.35%	-0.03%	1.36%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Intermediate U.S. Government Bond Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Intermediate U.S. Government Bond Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 27,350,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 9,000
Investment Company Portfolio Turnover	60.41%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$27,350
Total number of portfolio holdings	120
Total net advisory fees paid (in thousands)	$9
Portfolio turnover rate as of the end of the reporting period	60.41%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	91.1%
U.S. Government Agencies	5.6%
Other less than 5%	2.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions.
Material Fund Change Risks Change [Text Block]	The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000003412 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT MONEY MARKET FUND
Class Name	U.S. GOVERNMENT MONEY MARKET FUND
Trading Symbol	NOGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Money Market Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	$36	0.35%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 36	[16]
Expense Ratio, Percent	0.35%	[16]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	4.72%	2.39%	1.63%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 22,209,987,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 66,281,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$22,209,987
Total number of portfolio holdings	123
Total net advisory fees paid (in thousands)	$66,281

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	55.2%
U.S. Government Agencies	31.2%
U.S. Government Obligations	14.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003413 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT MONEYMARKET FUND
Class Name	U.S. GOVERNMENT SELECT MONEYMARKET FUND
Trading Symbol	NOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Select Money Market Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	$36	0.35%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 36	[17]
Expense Ratio, Percent	0.35%	[17]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	4.72%	2.45%	1.67%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 4,357,994,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 14,299,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$4,357,994
Total number of portfolio holdings	114
Total net advisory fees paid (in thousands)	$14,299

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	53.9%
U.S. Government Agencies	33.8%
U.S. Government Obligations	12.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003414 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY INDEX FUND
Class Name	INTERNATIONAL EQUITY INDEX FUND
Trading Symbol	NOINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	$10	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 10	[18]
Expense Ratio, Percent	0.10%	[18]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. While non-U.S. markets underperformed the U.S in the first three quarters of the reporting period, they regained ground in early 2025 posting positive returns for the 12-month reporting period, highlighted by a massive fiscal reform announcement by Germany and central bank rate cuts. Overall, for the fiscal year, developed international market equities underperformed their U.S. counterparts, as gauged by the 8.25% return of the S&P 500® Index.
  The Fund returned 5.55% during the 12-month reporting period ended March 31, 2025, outperforming the 4.88% return of its benchmark, the MSCI EAFE® Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to fair value pricing of international securities included in the Fund’s portfolio, as well as the impact of foreign exchange differential and dividend withholding taxes, which was partially offset by Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000[1]
1Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	5.55%	11.93%	5.47%
MSCI EAFE INDEX	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 5,007,172,000
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 1,719,000
Investment Company Portfolio Turnover	19.42%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$5,007,172
Total number of portfolio holdings	711
Total net advisory fees paid (in thousands)	$1,719
Portfolio turnover rate as of the end of the reporting period	19.42%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	33.7%
Japanese Yen	21.2%
British Pound	14.9%
Swiss Franc	9.8%
Australian Dollar	6.5%
All other currencies less than 5%	12.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

C000003415 [Member]
Shareholder Report [Line Items]
Fund Name	INCOME EQUITY FUND
Class Name	INCOME EQUITY FUND
Trading Symbol	NOIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Income Equity Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
INCOME EQUITY FUND (SHARES/NOIEX)	$51	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 51	[19]
Expense Ratio, Percent	0.49%	[19]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. The U.S. equity market moved higher in the fiscal period, as reflected by the 8.25% return of the S&P 500® Index (the “Index”). Dividend yield comprised 1.42% of the Index’s total return for the period. Among the top-performing sectors in the Index were financials and utilities – both known for higher dividend yields. In contrast, the materials and health care sectors underperformed the Index.
  The Fund returned 9.82% during the fiscal year, outperforming the 8.25% return of the Index. The Fund invests in high-quality, income-producing stocks, which NTI believes may generate above-market returns over time.
    Performance contributors:
      Emphasis on higher dividend-yielding securities contributed positively to performance, as higher dividend-paying stocks outperformed lower and non-dividend paying securities
      Overweight to high-quality stocks and underweight to low-quality stocks
      Stock selection within the health care and consumer staples sectors
      The number of firms in the Index paying dividends increased during the fiscal year, offering more opportunities for the Fund to invest in income-producing stocks
    Performance detractors:
      Stock selection within the consumer discretionary and financials sectors

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INCOME EQUITY FUND (SHARES/NOIEX)	9.82%	18.24%	10.87%
S&P 500® INDEX	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 226,382,000
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 607,000
Investment Company Portfolio Turnover	21.52%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$226,382
Total number of portfolio holdings	160
Total net advisory fees paid (in thousands)	$607
Portfolio turnover rate as of the end of the reporting period	21.52%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	30.5%
Financials	12.2%
Health Care	10.5%
Communication Services	10.2%
Consumer Discretionary	8.8%
Industrials	7.3%
Consumer Staples	6.5%
All other industries less than 5%	13.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003416 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY FUND
Class Name	INTERNATIONAL EQUITY FUND
Trading Symbol	NOIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	$53	0.51%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 53	[20]
Expense Ratio, Percent	0.51%	[20]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global markets were positive across all regions in the reporting period led by the U.S. market. While non-U.S. markets underperformed the U.S in the first three quarters of the reporting period, they regained ground in early 2025 posting positive returns for the fiscal period, highlighted by a massive fiscal reform announcement by Germany and central bank rate cuts.  Developed international market equities underperformed their U.S. counterparts, as gauged by the 8.25% return of the S&P 500® Index.
  The MSCI World ex USA Index, the Fund’s benchmark (the “Index”), posted a return of 5.30% for the fiscal period. Financials and communication services sectors were among the best performing sectors in the Index, while information technology and consumer discretionary stocks trailed. The Fund returned 8.62%, outperforming its Index over the fiscal period.  The Fund invests in attractively valued, high quality stocks with positive sentiment.
    Performance contributors:
      Strong performance of inexpensive stocks across various regions and sectors
      A tilt toward high momentum stocks also provided a modest boost to performance
      Stock selection was most effective in financials and consumer staples sectors
      Regionally, stock selection added value in all geographies except North America
    Performance detractors:
      Emphasis on high quality stocks
      Stock selection lagged in communication services and energy
      Stock selection in North America detracted

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	8.62%	13.17%	4.67%
MSCI WORLD EX USA INDEX	5.30%	12.16%	5.50%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 138,111,000
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 456,000
Investment Company Portfolio Turnover	49.68%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$138,111
Total number of portfolio holdings	218
Total net advisory fees paid (in thousands)	$456
Portfolio turnover rate as of the end of the reporting period	49.68%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	29.6%
Japanese Yen	19.4%
British Pound	13.3%
Canadian Dollar	10.6%
Swiss Franc	7.8%
All other currencies less than 5%	17.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

C000003417 [Member]
Shareholder Report [Line Items]
Fund Name	LARGE CAP VALUE FUND
Class Name	LARGE CAP VALUE FUND
Trading Symbol	NOLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Value Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LARGE CAP VALUE FUND (SHARES/NOLVX)	$58	0.57%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 58	[21]
Expense Ratio, Percent	0.57%	[21]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. The U.S. equity market moved higher in the fiscal period, as reflected by the 8.25% return of the S&P 500® Index. U.S. stocks extended gains in 2024, but saw reversal in the first quarter of 2025 on the backdrop of uncertainty arising from global trade policies and international relations.
  The Fund posted a return of 4.75% for the reporting period, underperforming the Fund’s style-specific benchmark, the Russell 1000® Value Index, which returned 7.18%. The Fund invest in stocks that Northern Trust Investments, Inc. believes are inexpensive, well-managed, highly profitable with sustainable and efficient cash flow. During the reporting period, high quality stocks in the Russell 1000® Value Index outperformed the low quality stocks.
    Performance contributors:
      Positive exposure to the high quality stocks
    Performance detractors:
      Stocks that fit in the Fund’s definition of value, which includes both contemporaneous as well as normalized valuation measures, underperformed, detracting from relative performance
      Stock selection within materials and consumer staples sectors

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP VALUE FUND (SHARES/NOLVX)	4.75%	16.95%	8.22%
RUSSELL 1000®INDEX[1]	7.82%	18.47%	12.18%
RUSSELL 1000® VALUE INDEX	7.18%	16.15%	8.79%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 1000® Value Index to the Russell 1000® Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 1000® Value Index to the Russell 1000® Index in connection with new regulatory requirements.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 62,580,000
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 210,000
Investment Company Portfolio Turnover	60.87%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$62,580
Total number of portfolio holdings	176
Total net advisory fees paid (in thousands)	$210
Portfolio turnover rate as of the end of the reporting period	60.87%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	23.9%
Health Care	13.5%
Industrials	12.9%
Information Technology	10.0%
Consumer Discretionary	7.2%
Utilities	6.3%
Energy	6.1%
Communication Services	5.9%
Consumer Staples	5.9%
All other industries less than 5%	8.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003419 [Member]
Shareholder Report [Line Items]
Fund Name	MID CAP INDEX FUND
Class Name	MID CAP INDEX FUND
Trading Symbol	NOMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
MID CAP INDEX FUND (SHARES/NOMIX)	$10	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 10	[22]
Expense Ratio, Percent	0.10%	[22]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  Global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. Although the U.S. market saw strong gains throughout 2024, it pulled back in the first quarter of 2025, largely due to heightened political uncertainty.  Volatility increased in early 2025, and credit spreads widened as investor concerns grew regarding consumer strength and the overall economic outlook.  Mid-cap equities in the U.S. underperformed large cap stocks, as gauged by the 8.25% return of the S&P 500® Index, and outperformed small cap stocks, as gauged by the -4.01% return of the Russell 2000® Index.
  The Fund returned -2.78% during the 12-month reporting period ended March 31, 2025, underperforming the -2.70% return of its benchmark, the S&P Midcap 400® Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000[1]
1Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MID CAP INDEX FUND (SHARES/NOMIX)	-2.78%	16.79%	8.29%
RUSSELL 3000®INDEX[2]	7.22%	18.18%	11.80%
S&P MIDCAP 400® INDEX	-2.70%	16.91%	8.43%
2Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P MidCap 400® Index to the Russell 3000® Index in connection with new regulatory requirements.
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P MidCap 400® Index to the Russell 3000® Index in connection with new regulatory requirements.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,918,728,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 675,000
Investment Company Portfolio Turnover	16.94%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,918,728
Total number of portfolio holdings	405
Total net advisory fees paid (in thousands)	$675
Portfolio turnover rate as of the end of the reporting period	16.94%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	20.8%
Financials	18.5%
Consumer Discretionary	13.1%
Information Technology	9.9%
Health Care	9.0%
Real Estate	7.5%
Materials	6.4%
Consumer Staples	5.3%
All other industries less than 5%	9.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000014609 [Member]
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS EQUITY INDEX FUND
Class Name	EMERGING MARKETS EQUITY INDEX FUND
Trading Symbol	NOEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Equity Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	$16	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 16	[23]
Expense Ratio, Percent	0.15%	[23]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  For the 12-month reporting period ended March 31, 2025, emerging markets, as measured by the 8.09% return of the MSCI Emerging Markets Index, moved higher. Stimulus announcements, a renewed support for technology companies by the Chinese government and advancements in artificial intelligence helped the MSCI China Index perform well ahead of the majority of markets.
  The Fund returned 8.41% during the 12-month reporting period ended March 31, 2025, outperforming the 8.09% return of its benchmark, the MSCI Emerging Markets Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the 12-month reporting period was primarily due to fair value pricing of international securities included in the Fund’s portfolio, as well as the impact of foreign exchange differential and dividend withholding taxes, which were partially offset by tax accruals in India, and Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	8.41%	7.60%	3.33%
MSCI EMERGING MARKETS INDEX	8.09%	7.94%	3.71%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,847,827,000
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 313,000
Investment Company Portfolio Turnover	12.17%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,847,827
Total number of portfolio holdings	1,248
Total net advisory fees paid (in thousands)	$313
Portfolio turnover rate as of the end of the reporting period	12.17%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Hong Kong Dollar	26.7%
Indian Rupee	17.9%
Taiwan Dollar	16.7%
Korean Won	8.8%
United States Dollar	5.7%
All other currencies less than 5%	24.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

C000033959 [Member]
Shareholder Report [Line Items]
Fund Name	ACTIVE M INTERNATIONAL EQUITY FUND
Class Name	ACTIVE M INTERNATIONAL EQUITY FUND
Trading Symbol	NMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active M International Equity Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	$88	0.85%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 88	[24]
Expense Ratio, Percent	0.85%	[24]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, international equity markets advanced higher, as stocks in the industrials, communication services and financials sectors contributed the most to the return of the MSCI World ex USA IMI Index, the Fund’s benchmark (the “Index”).  For the fiscal period, value stocks outperformed growth stocks.
  The Fund returned 6.13% over the period, outperforming the 5.08% return of the Index.
    Performance contributors:
      Strong stock selection across sectors helped the Fund outperform the Index, in particular selection in internet companies within communication services contributed, as did exposure to transportation and aerospace within industrials
      Overweight to the U.K. proved beneficial as the U.K. was one of the top performing markets for the period, and an underweight to Japan, one of the lagging markets for the period, was also beneficial
      Value oriented sub-advisors Causeway Capital Management, LLC and Wellington Management Company, LLP’s performance was supported by that style tailwind
      Victory Capital Management, which provides a smaller cap profile to the Fund, outperformed the Index, though smaller capitalization stocks in general lagged for the period
    Performance detractors:
      Healthcare stocks in aggregate were a drag on the Fund’s performance, while an underweight to financials and an overweight to information technology also detracted
      Holdings in Denmark, Germany and Ireland detracted from returns
      WCM Investment Management, LLC and Polen Capital Management, LLC’s growth orientation was more challenged

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	6.13%	14.57%	6.03%
MSCI WORLD EX USA IMI INDEX	5.08%	11.95%	5.48%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 468,536,000
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 3,553,000
Investment Company Portfolio Turnover	39.23%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$468,536
Total number of portfolio holdings	455
Total net advisory fees paid (in thousands)	$3,553
Portfolio turnover rate as of the end of the reporting period	39.23%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	29.3%
British Pound	20.0%
United States Dollar	19.5%
Japanese Yen	12.1%
All other currencies less than 5%	18.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved the termination of Polen Capital Management, LLC as a sub-adviser to the Fund effective on April 1, 2025, and the appointment of AllianceBernstein L.P. as a sub-adviser to the Fund effective on April 10, 2025.

Material Fund Change Adviser [Text Block]
The Board of Trustees of Northern Funds approved the termination of Polen Capital Management, LLC as a sub-adviser to the Fund effective on April 1, 2025, and the appointment of AllianceBernstein L.P. as a sub-adviser to the Fund effective on April 10, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000034255 [Member]
Shareholder Report [Line Items]
Fund Name	GLOBAL REAL ESTATE INDEX FUND
Class Name	GLOBAL REAL ESTATE INDEX FUND
Trading Symbol	NGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Real Estate Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	$48	0.47%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 48	[25]
Expense Ratio, Percent	0.47%	[25]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global real estate equity securities were positive, but underperformed the broader global equity market during the reporting period, as gauged by the 7.15% return of the MSCI All Country World Index.
  The Fund returned 4.37% during the 12-month reporting period ended March 31, 2025, outperforming the 3.89% return of its benchmark, the MSCI® ACWI® IMI Core Real Estate Index (the “Index”).
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index, which was partially offset by Fund fees and expense.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000[1]
1Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	4.37%	6.06%	2.41%
MSCI WORLD INDEX[2]	7.04%	16.13%	9.50%
MSCI ACWI IMI CORE REAL ESTATE INDEX	3.89%	5.58%	2.16%
2Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI IMI Core Real Estate Index to the MSCI World Index in connection with new regulatory requirements.
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI IMI Core Real Estate Index to the MSCI World Index in connection with new regulatory requirements.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,116,774,000
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 4,099,000
Investment Company Portfolio Turnover	8.98%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,116,774
Total number of portfolio holdings	513
Total net advisory fees paid (in thousands)	$4,099
Portfolio turnover rate as of the end of the reporting period	8.98%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	58.7%
Japanese Yen	9.3%
All other currencies less than 5%	31.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

C000043366 [Member]
Shareholder Report [Line Items]
Fund Name	BOND INDEX FUND
Class Name	BOND INDEX FUND
Trading Symbol	NOBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bond Index Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
BOND INDEX FUND (SHARES/NOBOX)	$7	0.07%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 7	[26]
Expense Ratio, Percent	0.07%	[26]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  The Fund returned 4.78% during the 12-month reporting period ended March 31, 2025. The Bloomberg U.S. Aggregate Bond Index (the “Index”), the Fund’s benchmark, returned 4.88%.
  Sector, curve, and security selection strategies are driven by the composition of the Index, and the Fund seeks to track as closely as possible (before deduction of fees, expenses, and taxes) the investment performance of the Index. Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to the Fund’s use of a sampling methodology to seek to track the Index, and Fund fees and expenses.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000[1]
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
BOND INDEX FUND (SHARES/NOBOX)	4.78%	-0.51%	1.35%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 2,144,016,000
Holdings Count | Holding	3,481
Advisory Fees Paid, Amount	$ 307,000
Investment Company Portfolio Turnover	43.36%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$2,144,016
Total number of portfolio holdings	3,481
Total net advisory fees paid (in thousands)	$307
Portfolio turnover rate as of the end of the reporting period	43.36%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Obligations	43.5%
U.S. Government Agencies	26.1%
Corporate Bonds	20.6%
Foreign Issuer Bonds	6.3%
Other less than 5%	3.5%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions.
Material Fund Change Risks Change [Text Block]	The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000051415 [Member]
Shareholder Report [Line Items]
Fund Name	LIMITED TERM TAX-EXEMPT FUND
Class Name	LIMITED TERM TAX-EXEMPT FUND
Trading Symbol	NSITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Limited Term Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	$46	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 46	[27]
Expense Ratio, Percent	0.45%	[27]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions.
  For the fiscal year ended March 31, 2025, the Fund returned 2.98%, underperforming the 3.08% return for its style-specific benchmark, the Bloomberg Municipal Bond 1-5 Year Blend Index. The Fund is actively managed and seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.
    Performance contributors:
      Duration positioning
      Security selection
    Performance detractors:
      Curve positioning

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	2.98%	1.31%	1.33%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[1]	1.22%	1.07%	2.13%
BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX	3.08%	1.38%	1.50%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year Blend Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year Blend Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 351,101,000
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,437,000
Investment Company Portfolio Turnover	32.24%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$351,101
Total number of portfolio holdings	181
Total net advisory fees paid (in thousands)	$1,437
Portfolio turnover rate as of the end of the reporting period	32.24%

Holdings [Text Block]	STATE ALLOCATION AS A % OF TOTAL EXPOSURE
Texas	15.8%
New York	8.8%
Alabama	6.2%
Florida	5.8%
Oklahoma	5.1%
All other states less than 5%	58.3%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest to a greater degree in certain derivative instruments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000219385 [Member]
Shareholder Report [Line Items]
Fund Name	WORLD SELECTION INDEX FUND
Class Name	CLASS I
Trading Symbol	NSRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World Selection Index Fund (formerly known as Global Sustainability Index Fund) (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
WORLD SELECTION INDEX FUND (CLASS I/NSRIX)	$29	0.29%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 29	[28]
Expense Ratio, Percent	0.29%	[28]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. Although the U.S. market saw strong gains throughout 2024, it pulled back in the first quarter of 2025, largely due to heightened political uncertainty.  While non-U.S. markets underperformed the U.S in the first three quarters of the reporting period, they regained ground in early 2025 posting positive returns for the 12-month reporting period, highlighted by a massive fiscal reform announcement by Germany and central bank rate cuts.  The Fund’s benchmark, the MSCI World Selection Index (the “Index”), underperformed the broad developed market during the reporting period, as gauged by the 7.04% return of the MSCI World Index.
  Class I shares of the Fund returned 2.91% during the 12-month reporting period ended March 31, 2025, outperforming the 2.66% return of the Index.
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index and fair value pricing, which were partially offset by Fund fees and expense.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class I commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000[1]
1Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
WORLD SELECTION INDEX FUND (CLASS I/NSRIX)	2.91%	15.35%	9.37%
MSCI WORLD INDEX[2]	7.04%	16.13%	9.50%
MSCI WORLD SELECTION INDEX (FORMERLY MSCI WORLD ESG LEADERS INDEX)	2.66%	15.26%	9.25%
2Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World Selection Index (Formerly MSCI World ESG Leaders Index) to the MSCI World Index in connection with new regulatory requirements.
Performance Inception Date	Jul. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World Selection Index (Formerly MSCI World ESG Leaders Index) to the MSCI World Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,866,489,000
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 3,623,000
Investment Company Portfolio Turnover	13.38%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,866,489
Total number of portfolio holdings	707
Total net advisory fees paid (in thousands)	$3,623
Portfolio turnover rate as of the end of the reporting period	13.38%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	73.0%
Euro	7.6%
Japanese Yen	5.8%
All other currencies less than 5%	13.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's underlying index changed its name from the MSCI World ESG Leaders Index to the MSCI World Selection Index.
The Board of Trustees of the Northern Funds approved a change in the Fund’s name from the Global Sustainability Index Fund to the World Selection Index Fund effective February 3, 2025.

Material Fund Change Name [Text Block]	The Board of Trustees of the Northern Funds approved a change in the Fund’s name from the Global Sustainability Index Fund to the World Selection Index Fund effective February 3, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000219384 [Member]
Shareholder Report [Line Items]
Fund Name	WORLD SELECTION INDEX FUND
Class Name	CLASS K
Trading Symbol	NSRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World Selection Index Fund (formerly known as Global Sustainability Index Fund) (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
WORLD SELECTION INDEX FUND (CLASS K/NSRKX)	$24	0.24%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 24	[29]
Expense Ratio, Percent	0.24%	[29]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, global markets were positive across all regions in the reporting period led by the U.S. market as its economy was characterized by moderating inflation and a relatively stable, low level of unemployment. Although the U.S. market saw strong gains throughout 2024, it pulled back in the first quarter of 2025, largely due to heightened political uncertainty.  While non-U.S. markets underperformed the U.S in the first three quarters of the reporting period, they regained ground in early 2025 posting positive returns for the 12-month reporting period, highlighted by a massive fiscal reform announcement by Germany and central bank rate cuts.  The Fund’s benchmark, the MSCI World Selection Index (the “Index”), underperformed the broad developed market during the reporting period, as gauged by the 7.04% return of the MSCI World Index.
  Class K shares of the Fund returned 2.92% during the 12-month reporting period ended March 31, 2025, outperforming the 2.66% return of the Index.
  Tracking difference between the Fund’s returns and the Index’s total return for the reporting period was primarily due to the dividend withholding tax differential that the Fund’s portfolio experiences relative to the tax rates assumed by the Index and fair value pricing, which were partially offset by Fund fees and expense.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000[1]
1Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
WORLD SELECTION INDEX FUND (CLASS K/NSRKX)	2.92%	15.41%	9.40%
MSCI WORLD INDEX[2]	7.04%	16.13%	9.50%
MSCI WORLD SELECTION INDEX (FORMERLY MSCI WORLD ESG LEADERS INDEX)	2.66%	15.26%	9.25%
2Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World Selection Index (Formerly MSCI World ESG Leaders Index) to the MSCI World Index in connection with new regulatory requirements.
Performance Inception Date	Jul. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World Selection Index (Formerly MSCI World ESG Leaders Index) to the MSCI World Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,866,489,000
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 3,623,000
Investment Company Portfolio Turnover	13.38%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,866,489
Total number of portfolio holdings	707
Total net advisory fees paid (in thousands)	$3,623
Portfolio turnover rate as of the end of the reporting period	13.38%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	73.0%
Euro	7.6%
Japanese Yen	5.8%
All other currencies less than 5%	13.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's underlying index changed its name from the MSCI World ESG Leaders Index to the MSCI World Selection Index.
The Board of Trustees of the Northern Funds approved a change in the Fund’s name from the Global Sustainability Index Fund to the World Selection Index Fund effective February 3, 2025.

Material Fund Change Name [Text Block]	The Board of Trustees of the Northern Funds approved a change in the Fund’s name from the Global Sustainability Index Fund to the World Selection Index Fund effective February 3, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000070886 [Member]
Shareholder Report [Line Items]
Fund Name	ACTIVE M EMERGING MARKETS EQUITY FUND
Class Name	ACTIVE M EMERGING MARKETS EQUITY FUND
Trading Symbol	NMMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active M Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	$113	1.11%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 113	[30]
Expense Ratio, Percent	1.11%	[30]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  For the 12-month fiscal year ended March 31, 2025, emerging markets, as measured by the 8.09% return of the MSCI Emerging Markets Index, the Fund’s benchmark (the “Index”), moved higher. Stimulus announcements, a renewed support for technology companies by the Chinese government, and advancements in artificial intelligence helped the MSCI China Index perform well ahead of the majority of markets.
  The Fund returned 4.40% over the period, underperforming the 8.09% return of the Index.
    Performance contributors:
      Holdings in Brazil, South Korea and the United Arab Emirates outperformed the Index returns for such markets
      Sub-adviser Axiom Investors, LLC outperformed by offsetting the negative contribution from an underweight to China through strong stock selection in Brazil, India, China, South Korea and the United Arab Emirates
      FIAM LLC (“FIAM”) was added as a sub-adviser in September 2024. Since the end of September 2024, the Fund benefited from FIAM’s overweight to China as well as an underweight to India. Additionally, strong stock selection in Brazil, China, India, and South Korea contributed to FIAM’s outperformance.
    Performance detractors:
      Underweight allocation to China, including to internet-related companies in the communication services, consumer discretionary and information technology sectors
      Holdings in Taiwan, Thailand and Mexico underperformed the country returns of such markets
      Sub-adviser Westwood Global Investments, LLC underperformed largely due to the underweight to China, but stock selection was also a detractor in China, South Korea, Mexico, South Africa and Thailand

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	4.40%	8.34%	3.36%
MSCI EMERGING MARKETS INDEX	8.09%	7.94%	3.71%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 17, 2024
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 153,282,000
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,386,000
Investment Company Portfolio Turnover	121.70%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$153,282
Total number of portfolio holdings	170
Total net advisory fees paid (in thousands)	$1,386
Portfolio turnover rate as of the end of the reporting period	121.70%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	21.1%
Hong Kong Dollar	17.2%
Indian Rupee	12.7%
Taiwan Dollar	10.1%
Korean Won	9.2%
South African Rand	5.8%
All other currencies less than 5%	23.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved the termination of Ashmore Investment Management Limited as a sub-adviser to the Fund effective September 17, 2024, and the appointment of FIAM LLC as a sub-adviser to the Fund effective September 30, 2024.

Material Fund Change Adviser [Text Block]
The Board of Trustees of Northern Funds approved the termination of Ashmore Investment Management Limited as a sub-adviser to the Fund effective September 17, 2024, and the appointment of FIAM LLC as a sub-adviser to the Fund effective September 30, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000070887 [Member]
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Class Name	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Trading Symbol	NMMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Manager Global Real Estate Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	$93	0.93%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 93	[31]
Expense Ratio, Percent	0.93%	[31]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  For the 12-month fiscal year ended March 31, 2025, the FTSE® EPRA®/NAREIT® Developed® Index, the Fund’s benchmark (the “Index”), returned 3.90%. Healthcare, multifamily, and retail REITs outperformed, as did securities in the United States from a country perspective. Hotels and the industrial sector lagged the Index, as did Australia and the United Kingdom from a country perspective.
  The Fund returned -0.94% for the fiscal year, underperforming the 3.90% return of the Index.
    Performance contributors:
      Underweight to hotels, and stock selection outside of Index
      Positive stock selection in the United States contributed to sub-adviser Janus Capital Management, LLC (“Janus”)’s results in the reporting period
    Performance detractors:
      Sub-adviser Massachusetts Financial Services Company underperformed the Index, and the most substantial detractors were an underweight to healthcare REITs and stock selection in the United States
      Janus also underperformed the Index with poor stock selection in the real estate operating company and multifamily sectors, as well as in Mexico

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	-0.94%	5.62%	2.43%
MSCI ACWI INDEX[1]	7.15%	15.18%	8.84%
FTSE EPRA NAREIT DEVELOPED INDEX	3.90%	6.22%	1.99%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the FTSE EPRA NAREIT Developed Index to the MSCI ACWI Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the FTSE EPRA NAREIT Developed Index to the MSCI ACWI Index in connection with new regulatory requirements.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 95,034,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 861,000
Investment Company Portfolio Turnover	57.69%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$95,034
Total number of portfolio holdings	86
Total net advisory fees paid (in thousands)	$861
Portfolio turnover rate as of the end of the reporting period	57.69%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	68.9%
Australian Dollar	6.6%
Japanese Yen	6.4%
British Pound	6.4%
Euro	6.3%
All other currencies less than 5%	4.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

C000077366 [Member]
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT FIXED INCOME FUND
Class Name	ULTRA-SHORT FIXED INCOME FUND
Trading Symbol	NUSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	$26	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26	[32]
Expense Ratio, Percent	0.25%	[32]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. 1-year, 2-year and 3-year Treasury rates increased by 1.00%, 0.74% and 0.53%, respectively. Year over year, 1-3 Year Corporate Option Adjusted Spreads (measurement of the spread of a fixed-income security rate and the risk-free rate of return) were largely unchanged, widening from 0.56% to 0.58% by March 31, 2025, despite some mid-year volatility.
  The Fund returned 5.67%, outperforming the 4.98% return of its style-specific benchmark, the ICE BofA 1-Year U.S. Treasury Note Index (the “Index”), for the fiscal year. The Fund’s overall credit quality remained relatively constant throughout the course of the year.
    Performance contributors:
      Sector allocation - During the reporting period, the Fund was heavily overweight to corporate bonds as compared to the Index. As of March 31, 2025, the Fund was allocated more than 80% to corporate bonds, and less than 10% to each of the categories of securitized investments, Treasury and cash securities, compared with its all-Treasury Index (0.58%).
      Financial institutions account for a majority of the Fund’s corporate bond exposure, and the banking sector contributed the most to the outperformance vs. the Index
    Performance detractors:
      The Fund’s short-to-duration positioning, as compared to that of the Index, detracted from its relative outperformance as front-end yields fell over the course of the year

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	5.67%	3.14%	2.29%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX[1]	3.03%	-1.38%	0.60%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	4.98%	1.88%	1.73%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,670,320,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 3,154,000
Investment Company Portfolio Turnover	64.34%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,670,320
Total number of portfolio holdings	224
Total net advisory fees paid (in thousands)	$3,154
Portfolio turnover rate as of the end of the reporting period	64.34%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	45.2%
Foreign Issuer Bonds	35.7%
Asset-Backed Securities	8.4%
U.S. Government Obligations	5.6%
Other less than 5%	5.1%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures.
Material Fund Change Risks Change [Text Block]	The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000232975 [Member]
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT FIXED INCOME FUND
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	SWSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	$26	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26	[33]
Expense Ratio, Percent	0.25%	[33]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. 1-year, 2-year and 3-year Treasury rates increased by 1.00%, 0.74% and 0.53%, respectively. Year over year, 1-3 Year Corporate Option Adjusted Spreads (measurement of the spread of a fixed-income security rate and the risk-free rate of return) were largely unchanged, widening from 0.56% to 0.58% by March 31, 2025, despite some mid-year volatility.
  The Fund’s Siebert Williams Shank shares returned 5.67%, outperforming the 4.98% return of its style-specific benchmark, the ICE BofA 1-Year U.S. Treasury Note Index (the “Index”), for the fiscal year. The Fund’s overall credit quality remained relatively constant throughout the course of the year.
    Performance contributors:
      Sector allocation - During the reporting period, the Fund was heavily overweight to corporate bonds as compared to the Index. As of March 31, 2025, the Fund was allocated more than 80% to corporate bonds, and less than 10% to each of the categories of securitized investments, Treasury and cash securities, compared with its all-Treasury Index (0.58%).
      Financial institutions account for a majority of the Fund’s corporate bond exposure, and the banking sector contributed the most to the outperformance vs. the Index
    Performance detractors:
      The Fund’s short-to-duration positioning, as compared to that of the Index, detracted from its relative outperformance as front-end yields fell over the course of the year

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests). Siebert Williams Shank Shares commenced operations on September 13, 2022. Performance prior to that date is for the Shares class. Siebert Williams Shank Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	5.67%	3.14%	2.29%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX[1]	3.03%	-1.38%	0.60%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	4.98%	1.88%	1.73%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.

Performance Inception Date	Sep. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 1,670,320,000
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 3,154,000
Investment Company Portfolio Turnover	64.34%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,670,320
Total number of portfolio holdings	224
Total net advisory fees paid (in thousands)	$3,154
Portfolio turnover rate as of the end of the reporting period	64.34%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	45.2%
Foreign Issuer Bonds	35.7%
Asset-Backed Securities	8.4%
U.S. Government Obligations	5.6%
Other less than 5%	5.1%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures.
Material Fund Change Risks Change [Text Block]	The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000077367 [Member]
Shareholder Report [Line Items]
Fund Name	TAX-ADVANTAGED ULTRA-SHORTFIXED INCOME FUND
Class Name	TAX-ADVANTAGED ULTRA-SHORTFIXED INCOME FUND
Trading Symbol	NTAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	$26	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 26	[34]
Expense Ratio, Percent	0.25%	[34]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the 12-month fiscal period ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve (the “Fed”) began a cutting cycle bringing the Fed Funds Overnight Rate down 100 basis points. These cuts drove a steepening in the AAA municipal yield curve with the 2-year yield lower by 34 basis points and the 10-year higher by 64 basis points over the period. Additionally, municipal credit spreads tightened over the period reflecting the continuation of a strong economy which underlies credit conditions. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  For the fiscal year ended March 31, 2025, the Fund returned 4.02%, outperforming the 3.58% return for its style-specific benchmark, the 75% ICE BofA 6-12 Month Municipal Securities Index/25% ICE BofA 1-3 Year Municipal Securities Index. The Fund is actively managed and seeks to maximize total return (capital appreciation and income), adjusted for the federal maximum tax rate, to the extent consistent with preservation of principal.
    Performance contributors:
      Duration positioning
      Sector allocation
    Performance detractors:
      Curve positioning
      Security selection

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index, two style-specific indices (reflecting the market segments in which the Fund invests) and a blended index.
GROWTH OF $10,000[1]
1Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	4.02%	1.98%	1.55%
BLOOMBERG U.S. MUNICIPAL BOND INDEX[2]	1.22%	1.07%	2.13%
ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX	3.57%	1.78%	1.38%
ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX	3.58%	1.48%	1.37%
75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX	3.58%	1.70%	1.38%
2Effective July 31, 2024, the Fund changed its broad-based securities market index from the 75% ICE BofA 6-12 Month Municipal Securities Index and 25% ICE BofA 1-3 Year US Municipal Securities Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the 75% ICE BofA 6-12 Month Municipal Securities Index and 25% ICE BofA 1-3 Year US Municipal Securities Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 2,753,285,000
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 5,003,000
Investment Company Portfolio Turnover	52.69%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$2,753,285
Total number of portfolio holdings	430
Total net advisory fees paid (in thousands)	$5,003
Portfolio turnover rate as of the end of the reporting period	52.69%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Municipal Bonds	70.0%
Short-Term Investments	9.2%
Corporate Bonds	9.1%
Foreign Issuer Bonds	8.6%
Other less than 5%	3.1%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures.
Material Fund Change Risks Change [Text Block]	The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000079432 [Member]
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER HIGH YIELDOPPORTUNITY FUND
Class Name	MULTI-MANAGER HIGH YIELDOPPORTUNITY FUND
Trading Symbol	NMHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Manager High Yield Opportunity Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	$70	0.68%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 70	[35]
Expense Ratio, Percent	0.68%	[35]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  For the 12-month reporting period ended March 31, 2025, the high yield market returned 7.60%, as measured by the ICE BofA U.S. High Yield Constrained Index (the “Index”).  During the period, lower quality securities outperformed higher quality securities. CCCs & lower rated securities returned 11.37%, followed by B rated securities returning 6.76%, and BB rated securities returning 6.60%. From a sector perspective, telecommunications, financials and technology outperformed the Index, while transportation and capital goods underperformed. Loans modestly trailed the Index.
  For the 12-month reporting period, the Fund returned 6.36%, underperforming the 7.60% return for its benchmark, the ICE BofA U.S. High Yield Constrained Index.
    Performance contributors:
      Sub-adviser BlackRock Investment Management, LLC (“BlackRock”)’s tactical beta adjustments, as well as underweight to BB-rated securities contributed to relative performance. Positive sector contribution came from midstream, banking and packaging
      Sub-adviser Polen Capital Credit, LLC (“Polen”)’s underweight to BB-rated securities, income advantage, and duration effect drove positive relative returns
      Sub-adviser Nomura Corporate Research and Asset Management Inc.'s (“Nomura”) underweight to BB-rated securities, as well as positive security selection within chemicals and technology, contributed to relative performance
    Performance detractors:
      BlackRock’s underweight to the highest yielding and most distressed Index names, within the CCC-rated cohort and cable and satellite sector detracted from relative performance. An off-benchmark allocation to loans also detracted from relative returns
      Polen’s security selection in automobiles and healthcare, as well as an underweight to the highest yielding and most distressed Index names within the CCC-rated cohort, detracted from relative performance
      Nomura’s underweight to the highest yielding and most distressed Index names within the CCC-rated cohort detracted from performance, as did contributions from packaging and retail

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	6.36%	7.72%	4.54%
BLOOMBERG UNIVERSAL INDEX[1]	5.24%	0.32%	1.83%
ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX	7.60%	7.20%	4.91%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA U.S. High Yield Constrained Index to the Bloomberg Universal Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA U.S. High Yield Constrained Index to the Bloomberg Universal Index in connection with new regulatory requirements.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 179,207,000
Holdings Count | Holding	1,525
Advisory Fees Paid, Amount	$ 1,008,000
Investment Company Portfolio Turnover	51.68%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$179,207
Total number of portfolio holdings	1,525
Total net advisory fees paid (in thousands)	$1,008
Portfolio turnover rate as of the end of the reporting period	51.68%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	78.4%
Foreign Issuer Bonds	8.6%
Term Loans	5.2%
Other less than 5%	7.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000102783 [Member]
Shareholder Report [Line Items]
Fund Name	GLOBAL TACTICAL ASSET ALLOCATION FUND
Class Name	GLOBAL TACTICAL ASSET ALLOCATION FUND
Trading Symbol	BBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Tactical Asset Allocation Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	$27	0.26%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.

Expenses Paid, Amount	$ 27	[36]
Expense Ratio, Percent	0.26%	[36],[37]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the 12-month fiscal year ended March 31, 2025, U.S. economic resilience continued with support from a solid labor market and healthy consumer backdrop. However, policy uncertainty started to emerge as a headwind for the U.S. economy in early 2025, particularly related to U.S. trade policy. A number of major developed market central banks cut interest rates over the reporting period. Overall, the supportive macro backdrop helped lead to mid-to-upper-single-digit positive returns across both equities and fixed income over this period.
  Adjustments to equity allocations included broadening the Fund’s equity exposure and reducing factor-based equity strategy exposure. The Fund re-aligned its fixed income exposure, which included reducing the overall number of fixed income holdings in a manner designed to help the Fund more efficiently position its fixed income holdings across aspects such as sector and duration positioning. The Fund also began utilizing derivatives in the fourth quarter of 2024 with the use of Treasury futures for hedging purposes.
  The Fund returned 6.04% during the reporting period, underperforming the 6.30% return of its blended benchmark, the Asset Allocation Blend Index (60% MSCI All Country World Index and 40% Bloomberg U.S. Aggregate Bond Index).
    Performance contributors:
      Tactical positioning modestly benefited performance as the Fund was overweight equities and underweight fixed income throughout most of the reporting period.
    Performance detractors:
      Underperformance was primarily driven by headwinds from product fulfillment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a blended benchmark.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	6.04%	8.42%	4.92%
MSCI ALL COUNTRY WORLD INDEX	7.15%	15.18%	8.84%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.88%	-0.40%	1.46%
BLENDED INDEX (60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX)	6.30%	8.89%	6.06%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 77,208,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 53,000
Investment Company Portfolio Turnover	94.22%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$77,208
Total number of portfolio holdings	20
Total net advisory fees paid (in thousands)	$53
Portfolio turnover rate as of the end of the reporting period	94.22%

Holdings [Text Block]
ASSET CLASS WEIGHTINGS AS A % OF INVESTMENTS
U.S. Equity	43.8%
U.S. Fixed Income	15.2%
U.S. Bonds - Investment Grade	13.0%
Non U.S. Equity - Developed	12.9%
Non U.S. Equity - Emerging Markets	6.3%
U.S. Bonds - High Yield	3.1%
U.S. Bonds - Inflation Protected	2.0%
Cash	1.5%
Global Infrastructure	1.1%
Global Real Estate	1.0%
Cash Equivalent	0.1%

C000116140 [Member]
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER GLOBAL LISTEDINFRASTRUCTURE FUND
Class Name	MULTI-MANAGER GLOBAL LISTEDINFRASTRUCTURE FUND
Trading Symbol	NMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Manager Global Listed Infrastructure Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	$101	0.96%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 101	[38]
Expense Ratio, Percent	0.96%	[38]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  For the 12-month fiscal year ended March 31, 2025, the global listed infrastructure market, as measured by the S&P Global Infrastructure® Index (the “Index”) posted a positive return of 17.76%. Oil & gas storage and transportation sectors were the largest contributors to the Index in the period. Renewable infrastructure and railroad sectors lagged considerably, as these names fell out of favor in the higher interest rate environment. Once again, North America was the top performing region for the period, driven by its exposure to oil and gas infrastructure.
  The Fund posted a return of 9.47% for the fiscal year, underperforming the Index’s return of 17.76%.
    Performance contributors:
      Underweight to airports, and underweight positioning in Mexico and New Zealand, as well as stock selection in France
    Performance detractors:
      Underweight to oil and gas infrastructure, overweight to communications towers and railroads, and exposure to renewable infrastructure
      Industry and stock selection in the U.S., as well as an overweight to, and stock selection in, the U.K.
      Sub-adviser Lazard Asset Management, LLC’s underweight in oil and gas infrastructure, as well as an overweight to railroads and toll roads
      Sub-adviser KBI Global Investors (North America), Ltd. was negatively impacted by an overweight in renewable infrastructure, as well as an underweight to the traditional energy infrastructure sector
      Sub-adviser First Sentier Investors (Australia) IM Ltd. underperformed due to its overweight to railroads and toll roads, as well as an underweight to oil and gas infrastructure

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	9.47%	8.43%	5.09%
MSCI ACWI INDEX[1]	7.15%	15.18%	8.84%
S&P GLOBAL INFRASTRUCTURE INDEX	17.76%	12.87%	5.55%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P Global Infrastructure Index to the MSCI ACWI Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P Global Infrastructure Index to the MSCI ACWI Index in connection with new regulatory requirements.
Material Change Date	Mar. 24, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 854,743,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 8,156,000
Investment Company Portfolio Turnover	70.72%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$854,743
Total number of portfolio holdings	147
Total net advisory fees paid (in thousands)	$8,156
Portfolio turnover rate as of the end of the reporting period	70.72%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	44.3%
Euro	21.6%
British Pound	9.3%
Australian Dollar	5.8%
Canadian Dollar	5.3%
All other currencies less than 5%	13.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved  the appointment of Cohen & Steers Capital Management, Inc. and Eagle Global Advisors, LLC as sub-advisers to the Fund effective March 24, 2025.

Material Fund Change Adviser [Text Block]	The Board of Trustees of Northern Funds approved the appointment of Cohen & Steers Capital Management, Inc. and Eagle Global Advisors, LLC as sub-advisers to the Fund effective March 24, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000119673 [Member]
Shareholder Report [Line Items]
Fund Name	CORE BOND FUND
Class Name	CORE BOND FUND
Trading Symbol	NOCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Bond Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
CORE BOND FUND (SHARES/NOCBX)	$42	0.41%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 42	[39]
Expense Ratio, Percent	0.41%	[39]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  The Fund returned 4.95% over the fiscal year, outperforming the 4.88% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. Over the course of the year, the Fund increased its exposure to the securitized sector, and maintained exposure to investment grade corporate credit.
    Performance contributors:
      Modestly overweight duration from November 2024 through the end of the reporting period
      Security selection within, and sector allocation to, investment grade credit and securitized bonds
    Performance detractors:
      Curve exposure

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
CORE BOND FUND (SHARES/NOCBX)	4.95%	0.06%	1.32%
BLOOMBERG U.S. AGGREGATE BOND INDEX	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 96,385,000
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 247,000
Investment Company Portfolio Turnover	134.11%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$96,385
Total number of portfolio holdings	364
Total net advisory fees paid (in thousands)	$247
Portfolio turnover rate as of the end of the reporting period	134.11%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Agencies	22.1%
Corporate Bonds	16.3%
Asset-Backed Securities	14.9%
U.S. Government Obligations	11.6%
Foreign Issuer Bonds	5.9%
Futures Contracts	14.0%
Futures Contracts Sold Short	11.3%
Other less than 5%	3.9%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures and may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions.
Material Fund Change Risks Change [Text Block]	The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000119674 [Member]
Shareholder Report [Line Items]
Fund Name	SHORT BOND FUND
Class Name	SHORT BOND FUND
Trading Symbol	BSBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short Bond Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
SHORT BOND FUND (SHARES/BSBAX)	$41	0.40%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 41	[40]
Expense Ratio, Percent	0.40%	[40]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened. Investment grade credit index spreads widened by 0.04%, high yield index spreads widened by 0.48%, and the mortgage-backed securities (MBS) index spread tightened by 0.12% over this time frame.
  The Fund returned 5.43% over the fiscal year, underperforming its style-specific benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, which returned 5.61%. During the reporting period, the Fund increased its exposure to the securitized sector as well as to investment grade corporate credit. Additionally, the Fund had a small allocation to high yield.
    Performance contributors:
      Modestly overweight duration from November 2024 through the end of the reporting period
      Security selection within, and sector allocation to, investment grade credit and securitized bonds
    Performance detractors:
      Curve exposure

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index and a style-specific index (one reflecting the market segments in which the Fund invests).
GROWTH OF $10,000[1]
1Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SHORT BOND FUND (SHARES/BSBAX)	5.43%	2.13%	1.80%
BLOOMBERG U.S. AGGREGATE BOND INDEX[2]	4.88%	-0.40%	1.46%
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX	5.61%	1.56%	1.73%
2Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-3 Year U.S. Government/Credit Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-3 Year U.S. Government/Credit Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
Material Change Date	Feb. 03, 2025
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 292,953,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 919,000
Investment Company Portfolio Turnover	134.80%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$292,953
Total number of portfolio holdings	254
Total net advisory fees paid (in thousands)	$919
Portfolio turnover rate as of the end of the reporting period	134.80%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	29.0%
U.S. Government Obligations	15.5%
Foreign Issuer Bonds	12.6%
Asset-Backed Securities	6.9%
U.S. Government Agencies	6.7%
Futures Contracts	14.6%
Futures Contracts Sold Short	10.4%
Other less than 5%	4.3%

Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.
Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Material Fund Change Strategies [Text Block]	Effective February 3, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures.
Material Fund Change Risks Change [Text Block]	The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at https://northerntrust.com/funds#literature or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	https://northerntrust.com/funds#literature
C000219386 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. QUALITY ESG FUND
Class Name	CLASS I
Trading Symbol	NUEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	$50	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 50	[41]
Expense Ratio, Percent	0.49%	[41]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened.
  The U.S. equity market moved higher in the fiscal period, as reflected by the 7.82% return of the Russell 1000® Index (the “Index”). After a strong 2024, with the Index hitting numerous all-time highs, the market faced stronger headwinds toward end the reporting period, driven by tariff fears and concerns over an economic slowdown. During the reporting period, financials and utilities sectors were additive, while materials and health care underperformed.
  The Fund’s Class I shares returned 4.91% over the fiscal year, underperforming the Fund’s benchmark, the Russell 1000® Index. The Fund invests in high quality companies that Northern Trust Investments, Inc. (“NTI”) believes have favorable environmental, social, and governance (“ESG”) characteristics, a category NTI believes to have the potential to generate above-average returns over time.
    Performance contributors:
      While NTI’s quality factor was additive, stock selection within the top quintile of NTI's quality and value scoring methodology caused the Fund to lag the benchmark
    Performance detractors:
      Stocks with ESG characteristics generally underperformed the broader market over the reporting period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class I shares of the Fund and compares the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since the Fund's inception on October 2, 2017. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index. Class I commenced operations on August 21, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class I Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000[1]
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	4.91%	17.70%	12.51%
RUSSELL 1000® INDEX	7.82%	18.47%	12.84%

Performance Inception Date	Oct. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 492,336,000
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,599,000
Investment Company Portfolio Turnover	36.27%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$492,336
Total number of portfolio holdings	179
Total net advisory fees paid (in thousands)	$1,599
Portfolio turnover rate as of the end of the reporting period	36.27%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	29.5%
Financials	15.3%
Consumer Discretionary	11.3%
Health Care	10.7%
Industrials	10.4%
Communication Services	7.8%
All other industries less than 5%	14.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000219387 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. QUALITY ESG FUND
Class Name	CLASS K
Trading Symbol	NUESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. QUALITY ESG FUND (CLASS K/NUESX)	$40	0.39%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 40	[42]
Expense Ratio, Percent	0.39%	[42]
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
  During the fiscal year ended March 31, 2025, the U.S. economy was characterized by moderating inflation and a relatively stable, low level of unemployment. The U.S. Federal Reserve cut interest rates by 100 basis points during the period and the yield curve steepened.
  The U.S. equity market moved higher in the fiscal period, as reflected by the 7.82% return of the Russell 1000® Index (the “Index”). After a strong 2024, with the Index hitting numerous all-time highs, the market faced stronger headwinds toward end the reporting period, driven by tariff fears and concerns over an economic slowdown. During the reporting period, financials and utilities sectors were additive, while materials and health care underperformed.
  The Fund’s Class K shares returned 5.07% over the fiscal year, underperforming the Fund’s benchmark, the Russell 1000® Index. The Fund invests in high quality companies that Northern Trust Investments, Inc. (“NTI”) believes have favorable environmental, social, and governance (“ESG”) characteristics, a category NTI believes to have the potential to generate above-average returns over time.
    Performance contributors:
      While NTI’s quality factor was additive, stock selection within the top quintile of NTI's quality and value scoring methodology caused the Fund to lag the benchmark
    Performance detractors:
      Stocks with ESG characteristics generally underperformed the broader market over the reporting period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph assumes an initial $10,000 investment in the Class K shares of the Fund and compares the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since the Fund's inception on October 2, 2017. For comparative purposes, the graph and chart below also show the performance of the Fund's broad-based securities market index. Class K commenced operations on July 30, 2020. Performance prior to that date is for the Shares class (the Shares class is no longer offered for the Fund). Class K Shares’ returns of the Fund will be different from the returns of the Shares class shares’ returns of the Fund to the extent that they have different expenses.
GROWTH OF $10,000[1]
1	Index returns may not be visible due to high correlation with the Fund’s returns.

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS K/NUESX)	5.07%	17.80%	12.57%
RUSSELL 1000® INDEX	7.82%	18.47%	12.84%

Performance Inception Date	Oct. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit northerntrust.com/funds#performance for the most recent performance information.
Net Assets	$ 492,336,000
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,599,000
Investment Company Portfolio Turnover	36.27%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
Fund net assets (in thousands)	$492,336
Total number of portfolio holdings	179
Total net advisory fees paid (in thousands)	$1,599
Portfolio turnover rate as of the end of the reporting period	36.27%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	29.5%
Financials	15.3%
Consumer Discretionary	11.3%
Health Care	10.7%
Industrials	10.4%
Communication Services	7.8%
All other industries less than 5%	14.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

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[37]	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.
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